Employee benefit expenses and other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit expenses [Abstract]
Employee benefits expense	$ 54,464	$ 32,246	$ 15,130
Average monthly number of employees	441	306	207
Other operating income [Abstract]
Grants	$ 59,010	$ 59,142	$ 59,421
Income from various services and insurance proceeds	40,515	34,632	34,181
Income from the purchase of the long-term operation and maintenance payable to Abengoa	0	0	38,955
Total	99,525	93,774	132,557
Other operating expenses [Abstract]
Raw materials and consumables used	(7,792)	(9,719)	(10,648)
Leases and fees	(2,531)	(1,850)	(1,716)
Operation and maintenance	(110,873)	(116,018)	(145,857)
Independent professional services	(40,193)	(41,579)	(43,229)
Supplies	(27,926)	(25,823)	(25,947)
Insurance	(37,638)	(23,971)	(24,227)
Levies and duties	(39,820)	(34,844)	(37,439)
Other expenses	(9,891)	(7,971)	(21,579)
Total	$ (276,666)	$ (261,776)	$ (310,642)